CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 1,708	$ 22,246
Restricted bank deposit	1,110	3,274
Trade accounts receivable, net of allowance for doubtful accounts of $2,014 and $1,576 as of December 31,2016 and 2015, respectively (Note 14)	10,310	15,122
Deferred tax short term	1,567	2,639
Other accounts receivable and prepaid expenses (Note 3)	2,500	1,199
Inventories, net (Note 4)	5,965	3,602
TOTAL CURRENT ASSETS	23,160	48,082
LONG-TERM ASSETS
Severance pay funds (Note 2.j)	282	216
Deferred tax long term	2,656	1,433
Property and equipment, net (Note 6)	1,165	888
Customer Contracts	4,684	4,052
Software and other IP	5,987	4,595
Patents	5,283	0
Other Intangible assets (Note 7)	3,230	1,988
Goodwill	7,026	4,688
TOTAL ASSETS	53,473	65,942
CURRENT LIABILITIES
Trade accounts payable	3,958	3,705
Employees and payroll accruals	2,948	1,983
Related parties	56	77
Accrued expenses and other liabilities (Note 8)	3,497	2,422
Deferred revenue short term	1,633	0
Deferred tax liability short term	156	0
Short-term liability for future earn-out	679	2,051
TOTAL CURRENT LIABILITIES	12,927	10,238
LONG-TERM LIABILITIES
Deferred revenues	423	0
Long-term liability for future earn-out	946	931
Accrued severance pay	453	341
TOTAL LONG TERM LIABILITIES	1,822	1,272
TOTAL LIABILITIES	14,749	11,510
SHAREHOLDERS’ EQUITY (Note 11)
Ordinary shares, NIS 0.25 par value - authorized 18,000,000 shares, 14,938,339 shares issued and outstanding at December 31, 2016 and 15,493,615 shares issued and outstanding at December 31, 2015	1,024	1,053
Additional paid-in capital	81,515	83,201
Accumulated deficit	(43,815)	(29,822)
Total shareholders’ equity	38,724	54,432
Total liabilities and shareholders’ equity	$ 53,473	$ 65,942